Other assets and liabilities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other financial assets	R$ 138,325	R$ 129,050
Other financial assets at amortised cost	136,713	127,699
Other financial assets at fair value through profit or loss	1,612	1,351
Other non-financial assets	29,064	20,027
Other financial assets, Current	144,402	127,104
Other financial assets, Non-current	22,987	21,973
Receivables From Credit Card Issuers [Member]
IfrsStatementLineItems [Line Items]
Other financial assets at amortised cost	82,014	80,957
Deposits In Guarantee For Contingent Liabilities Provisions And Legal Obligations [Member]
IfrsStatementLineItems [Line Items]
Other financial assets at amortised cost	13,662	13,277
Trading And Intermediation Of Securities [Member]
IfrsStatementLineItems [Line Items]
Other financial assets at amortised cost	24,152	18,655
Income Receivable [Member]
IfrsStatementLineItems [Line Items]
Other financial assets at amortised cost	4,080	3,784
Credit Of Operations Without Credit Granting Characteristics Net Amount [Member]
IfrsStatementLineItems [Line Items]
Other financial assets at amortised cost	9,759	10,016
Net Amount Receivable From Reimbursement Of Provisions [Member]
IfrsStatementLineItems [Line Items]
Other financial assets at amortised cost	358	943
Deposits In Guarantee Of Fund Raising Abroad [Member]
IfrsStatementLineItems [Line Items]
Other financial assets at amortised cost	40	67
Other assets [member]
IfrsStatementLineItems [Line Items]
Other financial assets at amortised cost	2,648
Other financial assets at fair value through profit or loss	1,612	1,351
Other non-financial assets	5,293	3,219
Sundry Foreign [Member]
IfrsStatementLineItems [Line Items]
Other non-financial assets	4,524	771
Prepaid Expenses [Member]
IfrsStatementLineItems [Line Items]
Other non-financial assets	8,503	7,714
Sundry Domestic [Member]
IfrsStatementLineItems [Line Items]
Other non-financial assets	4,028	4,629
Plan Assets Postemployment Benefits [Member]
IfrsStatementLineItems [Line Items]
Other non-financial assets	301	343
Encrypted Digital Assets [Member]
IfrsStatementLineItems [Line Items]
Other non-financial assets	2,345
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Other non-financial assets	R$ 4,070	R$ 3,351